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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   Form 13F-HR


                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:       June 30, 2005
                                               ------------------------


Check here if Amendment [  ]; Amendment Number:

     This Amendment (Check only one.):  [  ]    is a restatement.
                                        [  ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:      Cambridge Investments, Ltd.
           -------------------------------------
Address:   802 West Broadway
           ---------------------------
           Jackson, Wyoming  83001
           ---------------------------


Form 13F File Number: 28-06432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:    John C. Tozzi
Title:   President
Phone:   (307) 733-8229


Signature, Place, and Date of Signing:

           /s/ John C. Tozzi        Jackson, Wyoming        8/15/2005
           -----------------        ----------------        ---------
             [Signature]              [City, State]           [Date]


Report Type (Check only one.):


[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                  0
                                                 -------------

Form 13F Information Table Entry Total:             16
                                                 -------------

Form 13F Information Table Value Total:             $327,158
                                                 ------------
                                                  (thousands)




List of Other Included Managers:

{None}


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

                                        FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD 6/30/05

              COLUMN 1      COLUMN 2    COLUMN 3  COLUMN 4             COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8

                            TITLE OF               VALUE   SHRS OR PRN            PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS    CUSIP       (X1000)  AMOSH/       SH/ PRN   CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ARCH COAL                   COMMON    039380100     6,173      113,848                    SOLE                 113,848
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC            COMMON    057224107    13,952      272,721                    SOLE                 272,721
------------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                  COMMON    055482103    30,113      573,801                    SOLE                 573,801
------------------------------------------------------------------------------------------------------------------------------------
COOPER CAMERON CORP         COMMON    216640102    22,588      364,031                    SOLE                 364,031
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC              COMMON    26874Q100    42,638    1,192,683                    SOLE                ,192,683
------------------------------------------------------------------------------------------------------------------------------------
GOLAR LNG                   SHS       G9456A100       149       12,500                    SOLE                  12,500
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SANTE FE             SHS       G3930E101    19,806      485,452                    SOLE                 485,452
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON                 COMMON    406216101    39,273      821,276                    SOLE                 821,276
------------------------------------------------------------------------------------------------------------------------------------
KFX INC                     COMMON    48245L107    18,467    1,292,354                    SOLE                ,292,354
------------------------------------------------------------------------------------------------------------------------------------
NOBLE DRILLING CORP         SHS       G65422100    18,612      302,590                    SOLE                 302,590
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL            COMMON    637071101    30,448      640,479                    SOLE                 640,479
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON ENERG INC         COMMON    703481101    12,289      441,586                    SOLE                 441,586
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX INC  ORD       G90078109    23,141      428,777                    SOLE                 428,777
------------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC              COMMON    832110100    13,755      215,939                    SOLE                 215,939
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER                COMMON    806857108    31,996      421,340                    SOLE                 421,340
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY               COMMON    867229106     3,758       79,417                    SOLE                  79,417
------------------------------------------------------------------------------------------------------------------------------------

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                                                  327,158
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